Financial Instruments - Schedule of Contractual Undiscounted Cash Obligations (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Acceptances	₨ 111,654		₨ 84,201
Lease liability	4,740		6,411
Trade and other payables	287,064		206,661
Borrowings	619,951		727,285
Derivative financial liabilities	5,365		3,550
Financial liabilities	1,028,774	$ 13,560	1,028,108
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Acceptances	111,654		84,201
Lease liability	3,236		4,808
Trade and other payables	275,553		195,508
Borrowings	190,479		234,645
Derivative financial liabilities	5,308		2,786
Financial liabilities	586,230	7,727	521,948
Later than one year and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	1,131		601
Trade and other payables	11,511		11,153
Borrowings	181,905		220,879
Derivative financial liabilities	57		764
Financial liabilities	194,604	2,565	233,397
Later than three years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	86		220
Trade and other payables	0		0
Borrowings	131,026		116,726
Financial liabilities	131,112	1,728	116,946
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Lease liability	287		782
Borrowings	116,541		155,035
Financial liabilities	₨ 116,828	$ 1,540	₨ 155,817